Trade Accounts Receivables, Net - Schedule of Current and Non-Current Unbilled Receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	S/ 413,364	S/ 499,974
Cumbra Peru S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	315,878	384,660
Concar S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	6,298	10,737
Cucumbra Ingenieria S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	25,823	24,787
UNNA Energia S.A. [member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	1,512	1,657
Adexus S.A.[member]
Disclosure Of Accounts Receivable [line items]
Unbilled receivables	S/ 63,853	S/ 78,133